INVENTORIES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Inventory write-down	$ 62	$ 260